Retirement benefit obligations	12 Months Ended
Dec. 31, 2024
Retirement benefit obligations
Retirement benefit obligations

18 Retirement benefit obligations

Accounting policy

The Group sponsors defined benefit plans in a number of countries. A defined benefit pension plan defines an amount of pension benefit that an employee will receive on retirement or a minimum guaranteed return on contributions, which is dependent on various factors such as age, years of service and final salary. The Group’s obligation is calculated separately for each plan by discounting the estimated future benefit that employees have earned in return for their service in the current and prior periods. The fair value of any plan assets is deducted to arrive at the net liability.

The calculation of the defined benefit obligation is performed annually by external actuaries using the projected unit credit method. Remeasurements arising from defined benefit plans comprise actuarial gains and losses and the return on the plan assets in excess of the discount rate net of the costs of managing the plan assets. The Group recognises these immediately in other comprehensive income (OCI) and all other expenses, such as service cost, net interest cost, administration costs and taxes, are recognised in the income statement.

A number of key assumptions are made when calculating the fair value of the Group’s defined benefit pension plans. These assumptions impact the balance sheet asset and liabilities, operating profit, finance income/costs and other comprehensive income. The most critical assumptions are the discount rate, the rate of inflation and mortality assumptions to be applied to future pension plan liabilities. The discount rate is based on the yield at the reporting date on bonds that have a credit rating of AA, denominated in the currency in which the benefits are expected to be paid and have a maturity profile approximately the same as the Group’s obligations. In determining these assumptions management takes into account the advice of professional external actuaries and benchmarks its assumptions against external data.

The Group determines the net interest expense/income on the net defined benefit liability/asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability/asset.

The Group also operates a number of defined contribution plans. A defined contribution plan is a pension plan under which the Group and employees pay fixed contributions to a third-party financial provider. The Group has no further payment obligations once the contributions have been paid. Contributions are recognised as an employee benefit expense when they are due.

18.1 Retirement benefit assets and obligations

The Group’s retirement benefit assets/(obligations) comprise:

	2024	2023
	$ million	$ million
Funded plans:
UK Plan	63	61
US Plan	–	8
Other plans	(10)	(13)
	53	56
Unfunded plans:
Other plans	(60)	(65)
Retirement healthcare	(9)	(10)
	(16)	(19)
Amount recognised on the balance sheet – liability	(79)	(88)
Amount recognised on the balance sheet – asset	63	69

The Group sponsors defined benefit pension plans for its employees or former employees in 12 countries and these are established under the laws of the relevant country. Funded plans are funded by the payment of contributions and the assets are held by separate trust funds or insurance companies. The provision of retirement and related benefits across the Group is kept under regular review. Employees’ retirement benefits are the subject of regular management review. The Group’s defined benefit plans provide employees with an entitlement to benefits, payable typically either as a lump sum or annuity, or a mixture of the two. Most plans are now closed to future accrual. The level of entitlement is typically dependent on the salary and years of service of the employee, in line with local practices. Pension benefits are generally limited to 66.7% of final salary in key markets.

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

The Groups two major defined benefit pension plans were in UK and US. Both these plans were closed to new employees in 2003 and defined contribution plans are offered to new joiners. The US and UK Plans were closed to future accrual in March 2014 and December 2016 respectively.

The UK Plan operates under trust law and responsibility for its governance lies with a Board of Trustees. This Board is composed of representatives of the Group, plan participants and an independent trustee, who act on behalf of members in accordance with the terms of the Trust Deed and Rules and relevant legislation. The UK Plan’s assets are held by the trust. Annual increases on benefits in payment are dependent on inflation.

The 2018 and 2020 court cases in relation to Guaranteed Minimum Pensions do not impact the UK Plan as members were not contracted out of the State Earnings-Related Pension Scheme (SERPS) between 1990 and 1997.

In June 2023, the Trustee with the support of the Company concluded a full buy-in of the Main Fund with Rothesay Life. The total transaction value was £260m. The transaction completed the Main Fund and Executive Scheme de-risking journey which included partial buy-in transactions in 2013, 2017, and 2022, whereby the liabilities of the scheme are now covered by a bulk annuity insurance policy, that operate as investment assets, insuring all liabilities to pay all future defined benefit pensions for the remaining members of the Fund. The bulk annuity policy matches the Trust’s cash flow benefit obligations to its members, removing longevity and other demographic risks as well as investment, interest rate and inflation risks.

When the full UK Fund buy-in was concluded in June 2023 no decision on a future buy-out had been reached by the Company. While the contract between the Life Insurer (Rothesay) and the Trustee allows for a buy-out, a number of steps would need to be concluded before this could be achieved. The Trustee and the Company could not act unilaterally to move to a buy-out and the UK Fund governance structure lays out a number of steps the Company would be required to conclude for a buy-out decision. The transaction resulted in a $58m loss being recognised in OCI in 2023 with $nil cash impact.

The US Plan is governed by a US Pension Committee which comprises representatives of the Group. In the US, the Pension Protection Act (2006) established both a minimum required contribution and a maximum deductible contribution. Failure to contribute at least the minimum required amount will subject the Company to significant penalties, and contributions in excess of the maximum deductible contribution have negative tax consequences. The minimum funding requirement is intended to fully fund the present value of accrued benefits over seven years.

In October 2022, US Pension Plan members were notified that Smith & Nephew Inc. (SNI) would begin the termination process for the US Plan. In December 2023, Fidelity & Guaranty Life was selected to take over responsibility for the remaining US Pension Plan obligation and administration upon termination. A premium amount of $245m was paid in cash by the US Plan on 4 January 2024. Certain active employees and terminated vested participants elected to receive a lump sum in exchange for their plan benefit of $80m. This resulted in $4m settlement costs which were recognised in 2023, representing the difference between defined benefit obligation (DBO) and the lump sums paid to members in December 2023. Following the US buyout, members move to having a direct relationship with Fidelity & Guaranty Life with SNI no longer retaining any obligation for the settlement of accrued member benefits.

There is no legislative minimum funding requirement in the UK. The Trust Deed of the UK Plan and the Plan Document of the US Plan provide the Group with a right to a refund of surplus assets assuming the full settlement of plan liabilities in the event of a plan wind-up. Furthermore, in the ordinary course of business the UK Board of Trustees and US Pension Committee have no rights to unilaterally wind up, or otherwise augment the benefits due to members of the Plans. Based on these rights, any net surplus in the UK and US Plans is recognised in full.

18.2 Reconciliation of retirement benefit obligations and pension assets

The movement in the Group’s pension benefit obligation and pension assets is as follows:

			2024			2023
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(961)	942	(19)	(984)	1,055	71
Income statement expense:
Current service cost	(7)	–	(7)	(6)	–	(6)
Settlements	255	(250)	5	75	(79)	(4)
Interest (expense)/income	(26)	26	–	(45)	49	4
Administration costs and taxes	(4)	–	(4)	(5)	–	(5)
Costs recognised in income statement	218	(224)	(6)	19	(30)	(11)
Remeasurements:
Actuarial (loss)/gain due to liability experience	(6)	–	(6)	(14)	–	(14)
Actuarial gain due to financial assumptions change	62	–	62	(25)	–	(25)
Actuarial gain due to demographic assumptions	1	–	1	14	–	14
Return on plan assets (less)/greater than discount rate	–	(41)	(41)	–	(64)	(64)
Remeasurements recognised in OCI	57	(41)	16	(25)	(64)	(89)
Cash:
Employer contributions	–	(9)	(9)	–	7	7
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	3	–	3	2	–	2
Benefits paid, taxes and administration costs paid from scheme assets	41	(45)	(4)	67	(69)	(2)
Net cash	41	(51)	(10)	66	(59)	7

Exchange movements	20	(17)	3	(37)	40	3
Amount recognised on the balance sheet	(625)	609	(16)	(961)	942	(19)
Amount recognised on the balance sheet – liability	(213)	134	(79)	(229)	141	(88)
Amount recognised on the balance sheet – asset	(412)	475	63	(732)	801	69

Represented by:

			2024			2023
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(396)	459	63	(457)	518	61
US Plan	–	–	–	(259)	267	8
Other Plans	(229)	150	(79)	(245)	157	(88)
Total	(625)	609	(16)	(961)	942	(19)

The actuarial gain on obligation of $57m primarily relates to the increase in discount rates in 2024 compared to 2023 and the actuarial loss from the return on plan assets of $41m is mainly due to the impact of the UK Plan.

All benefits are vested at the end of each reporting period. The weighted average duration of the defined benefit obligation at the end of the reporting period is 14 years for the UK Plan.

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

18.3 Plan assets

The market value of the US, UK and Other Plans assets are as follows:

	2024	2023	2022
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	56	61	2
Equity securities	–	–	3
Other bonds	7	–	30
Short dated credit fund	–	–	81
Liability driven investments	–	–	225
Diversified growth funds	–	–	55
	63	61	396
Other assets:
Insurance contract	396	457	156
Market value of assets	459	518	552
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	–	267	120
Government bonds – fixed interest	–	–	43
Corporate bonds	–	–	197
Market value of assets	–	267	360
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	2	7	7
Equity securities	56	50	49
Government bonds – fixed interest	6	5	7
Corporate and other bonds	12	10	10
Insurance contracts	18	23	21
Property	25	28	22
Other quoted securities	11	10	5
	130	133	121
Other assets:
Insurance contracts	20	24	22
Market value of assets	150	157	143
Total market value of assets	609	942	1,055

No plans invest directly in property occupied by the Group or in financial securities issued by the Group.

The UK Plan is comprised of annuity policies purchased by the Trustee. In 2024, following the US scheme termination, the investment risks have been transferred to a US Life Insurer.

18.4 Expenses recognised in the income statement

The total expense relating to retirement benefits recognised for the year is $95m (2023: $95m, 2022: $88m). Of this cost recognised for the year, $89m (2023: $84m, 2022: $77m) relates to defined contribution plans and $6m (2023: $11m, 2022: $11m) relates to defined benefit plans.

The cost charged in respect of the Group’s defined contribution plans represents contributions payable to these plans by the Group at rates specified in the rules of the Plans. These were charged to operating profit in costs of goods sold, selling, general and administrative expenses, and research and development expenses. There were $nill outstanding payments as at 31 December 2024 due to be paid over to the Plans (2023: $nil, 2022: $nil).

Defined benefit plan costs comprise service cost which is charged to operating profit in selling, general and administrative expenses and net interest cost and administration costs and taxes which are reported as other finance costs.

The defined benefit pension costs charged for the UK and US Plans are $nil (2023: $nil, 2022: $nil).

18.5 Principal actuarial assumptions

The following are the principal financial actuarial assumptions used at the reporting date to determine the UK and US defined benefit obligations and expense.

	2024	2023	2022
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	5.5	4.5	4.8
Future salary increases	n/a	n/a	n/a
Future pension increases	3.0	3.0	3.3
Inflation (RPI)	3.2	3.1	3.3
Inflation (CPI)	2.7	2.5	2.3
US Plan:
Discount rate	n/a	5.0	5.3
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Actuarial assumptions regarding future mortality are based on mortality tables. The UK uses the S3NA with projections in line with the CMI 2023 table, which places partial weight on post pandemic experience. The Directors will continue to monitor any potential future impact on the mortality assumptions used.

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

The current longevities underlying the values of the obligations in the defined benefit plans are as follows:

	2024	2023	2022
	years	years	years
Life expectancy at age 60
UK Plan:
Males	26.6	26.9	27.4
Females	29.5	29.7	30.1
US Plan:
Males	n/a	25.0	24.9
Females	n/a	27.2	27.1
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	28.1	28.4	28.9
Females	30.9	31.1	31.5
US Plan:
Males	n/a	25.0	24.9
Females	n/a	27.6	27.6

18.6 Sensitivity analysis

The calculation of the defined benefit obligation is sensitive to the assumptions used. The following table summarises the increase/ decrease on the UK defined benefit obligation and pension costs as a result of reasonably possible changes in some of the assumptions while holding all other assumptions consistent. The sensitivity to the inflation assumption change includes corresponding changes to the future pension increase assumptions. The analysis does not take into account the full distribution of cash flows expected under the Plan.

	Increase/(decrease) in pension obligation		Increase /(decrease) in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1yr	-50bps/-1yr
UK Plan:
Discount rate	(25.0)	28.0	–	–
Inflation	22.0	(21.0)	–	–
Mortality	18.0	(18.0)	–	–

18.7 Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

The UK buy-in in June 2023 removed all remaining material pension liability exposure from the balance sheet, hence, eliminating the interest rate risk for the UK Plan. Following the completion of the US buy-out on 4 January 2024, no further interest risk is linked to the valuation of liability for the US Plan as no liability remains in the Plan.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk. Following the full UK Pension buy-in in 2023, the residual inflation risks associated with the UK Plan have been transferred to the UK Plan’s Life Insurance Partners.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the Plan deficit.

In the UK, following the full buy-in for the UK Plan, the investment risk has been transferred to the UK Plan’s Life Insurer Partners.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the Plan’s exposure to return-seeking assets. Following the completion of the US buy-out on 4 January 2024, no further investment risk is linked to the valuation of liability for the US Plan as no liability remains in the Plan.

Longevity risk

The present value of the Plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the Plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

Following the full buy-in, the UK Plan has entered into insurance contract which covers all of the pensioners’ obligations.

Following the completion of the US buy-out on 4 January 2024, there is no further longevity risk linked to the valuation of liability for the US Plan as no liability remains in the Plan.

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

18.8 Funding

A full valuation is performed by actuaries for the Trustees/Pension Committee of each plan to determine the level of funding required. Employer contribution rates, based on these full valuations, are agreed between the Trustees/Pension Committee of each plan and the Group. The assumptions used in the actuarial valuations used for funding purposes may differ from the accounting assumptions set out above.

UK Plan

The most recent full actuarial valuation of the UK Plan was undertaken as at 30 September 2023. Future accruals to the UK Plan ceased as at 31 December 2016. Contributions to the UK Plan in 2024 were $nil (2023: $nil, 2022: $nil). This included supplementary payments of $nil (2023: $nil, 2022: $nil).

Following the completion of the 30 September 2023 valuation, a dynamic contribution mechanism was agreed. The Fund was expected to be in surplus at 30 September 2023, therefore no recovery plan was required. The Fund will meet administrative and other running costs from the surplus, with no expense contributions due from the Company.

In 2023, the Trustees concluded a full buy-in of the UK Defined Benefit Fund. The transaction resulted in a $58m loss being recognised in OCI with $nil cash impact. Following the conclusion of the UK full buy-in, no further contributions are expected from the sponsor company.

US Plan

The most recent full actuarial valuation of the US Plan was undertaken as at 1 January 2022. Future accruals to the US Plan ceased as at 31 March 2014. Contributions to the US Plan were $nil (2023: $nil, 2022: $nil) which represented supplementary payments of $nil (2023: $nil, 2022: $nil).

A premium amount of $245m was paid in cash by the US Plan on 4 January 2024 to settle the annuity purchase agreement with Fidelity & Guaranty Life. $4m of settlement costs were accounted for in 2023 and are linked to the lump sum payments settled in December 2023 of $80m. A $2m credit is recorded in 2024 linked to the annuity purchase contract concluded with Fidelity & Guaranty Life on 4 January 2024.